Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	524,165	—	—	—	524,165
Bank loans and bond repayments	—	(231,753)	—	—	—	(231,753)
Additions in deferred loan/bond fees	—	(7,449)	—	1,119	(12,941)	(19,271)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,593	—	12,593
Retranslation of the NOK 2021 Bonds in USD	—	—	(4,831)	—	—	(4,831)
Borrowings outstanding as of December 31, 2018	2,547,556	284,963	(4,831)	13,712	(12,941)	2,828,459

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	905,730	—	—	—	905,730
Bank loans and bond repayments	—	(547,751)	—	—	—	(547,751)
Payment for bond repurchase	—	(34,602)	—	—	—	(34,602)
Additions in deferred loan/bond fees	—	(25,912)	—	(910)	7,016	(19,806)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	14,154	—	14,154
Retranslation of the NOK 2021 Bonds and the NOK 2024 Bonds in USD	—	—	1,211	—	—	1,211
Borrowings outstanding as of December 31, 2019	2,828,459	297,465	1,211	13,244	7,016	3,147,395

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2020	3,147,395	—	—	—	—	3,147,395
Proceeds from bank loans and bonds	—	2,138,035	—	—	—	2,138,035
Bank loans and bond repayments	—	(1,481,709)	—	(8,063)	—	(1,489,772)
Payment for bond repurchase at premium	—	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	—	(35,795)	—	997	(6,442)	(41,240)
Deferred loan fees received	—	792	—	—	—	792
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)	—	—	—	22,876	—	22,876
Retranslation of the NOK 2024 Bonds in USD	—	—	3,248	(6,176)	—	(2,928)
Borrowings outstanding as of December 31, 2020	3,147,395	619,386	3,248	9,634	(6,442)	3,773,221

Schedule of reconciliation of derivatives arising from financing activities
			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2018	16,396	—	—	—	16,396
Unrealized loss on derivative financial instruments held for trading	—	—	—	(7,922)	(7,922)
Ineffective portion of cash flow hedges	—	—	—	(289)	(289)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(5,089)	—	(5,089)
Net derivative assets as of December 31, 2018	16,396	—	(5,089)	(8,211)	3,096

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	—	3,096
Unrealized loss on derivative financial instruments held for trading	—	—	—	(54,050)	(54,050)
Ineffective portion of cash flow hedges	—	—	—	(151)	(151)
Payment for CCS termination	—	3,731	—	4,051	7,782
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(2,608)	—	(2,608)
Net derivative assets/(liabilities) as of December 31, 2019	3,096	3,731	(2,608)	(50,150)	(45,931)

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative liabilities as of January 1, 2020	(45,931)	—	—	—	(45,931)
Unrealized loss on derivative financial instruments held for trading	—	—	—	(64,044)	(64,044)
Ineffective portion of cash flow hedges	—	—	—	(323)	(323)
Payment for interest rate swaps termination	—	31,662	—	—	31,662
Proceeds from entering into interest rate swaps	—	(31,622)	—	—	(31,622)
Payment for CCS termination	—	4,052	—	(4,052)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	2,498	—	2,498
Net derivative liabilities as of December 31, 2020	(45,931)	4,092	2,498	(68,419)	(107,760)

Schedule of reconciliation of lease liabilities arising from financing activities
	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2018	213,428	—	—	213,428
Lease charge (Note 19)	—	—	10,520	10,520
Payments for interest	—	(10,520)	—	(10,520)
Payments for lease liability	—	(7,329)	—	(7,329)
Lease liabilities as of December 31, 2018	213,428	(17,849)	10,520	206,099

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 19)	—	—	10,506	10,506
Additions	—	—	1,462	1,462
Payments for interest	—	(10,521)	—	(10,521)
Payments for lease liability	—	(9,950)	59	(9,891)
Lease liabilities as of December 31, 2019	213,374	(20,471)	12,027	204,930

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2020	204,930	—	—	204,930
Lease charge (Note 19)	—	—	9,921	9,921
Additions	—	—	2,155	2,155
Payments for interest	—	(9,911)	—	(9,911)
Payments for lease liability	—	(11,150)	225	(10,925)
Lease liabilities as of December 31, 2020	204,930	(21,061)	12,301	196,170